Baillie Gifford International Stock Portfolio Expense Example - Baillie Gifford International Stock Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,039
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,330
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,215